2. BASIS OF PREPARATION (Details) - BRL (R$) R$ in Millions		Dec. 31, 2020	Dec. 31, 2019		Jan. 02, 2019		Dec. 31, 2018
CURRENT ASSET
TOTAL CURRENT		R$ 15,456	R$ 10,354	[1]			R$ 27,796
NON-CURRENT ASSETS
TOTAL NON-CURRENT		38,627	40,172	[1]			32,059
TOTAL ASSETS		54,083	50,526	[1]			59,855
CURRENT LIABILITIES
Total current liabilities		9,690	7,913	[1]			23,394
NON-CURRENT LIABILITIES
Taxes payable		263
Total non-current liabilities		26,915	26,458	[1]			20,522
TOTAL LIABILITIES		36,605	(34,423)	[1]
EQUITY
Retained earnings
NON-CONTROLLING INTERESTS		R$ 4
As presented [member]
CURRENT ASSET
Concession financial assets	[2]		1,080		R$ 1,071
Concession contract assets	[2],[3]		172		131
Others			8,887		26,594
TOTAL CURRENT			10,139		27,796
NON-CURRENT ASSETS
Concession financial assets	[2]		4,851		4,927
Concession contract assets - transmission	[2],[3]		1,024		999
Others			33,914		26,134
TOTAL NON-CURRENT			39,789		32,060
TOTAL ASSETS			49,928		59,856
CURRENT LIABILITIES
Taxes payable	[4]		359		409
Others			7,554		22,984
Total current liabilities			7,913		23,393
NON-CURRENT LIABILITIES
Taxes payable	[4]		1		30
Deferred income tax and social contribution tax (4)	[5]		661		728
Others			25,461		19,766
Total non-current liabilities			26,123		20,524
TOTAL LIABILITIES			34,036		43,917
EQUITY
Retained earnings
Others			15,887		14,579
EQUITY ATTRIBUTABLE TO EQUITY HOLDERS OF THE PARENT			15,887		14,579
NON-CONTROLLING INTERESTS			4		1,360
TOTAL EQUITY			15,891		15,939
Reclassification [member]
CURRENT ASSET
Concession financial assets	[2]		(189)		(181)
Concession contract assets	[2],[3]		189		181
Others
TOTAL CURRENT
NON-CURRENT ASSETS
Concession financial assets	[2]		(1,092)		(1,115)
Concession contract assets - transmission	[2],[3]		1,092		1,115
Adjustment [member]
CURRENT ASSET
Concession financial assets	[2]
Concession contract assets	[2],[3]		215		170
Others
TOTAL CURRENT			215		170
NON-CURRENT ASSETS
Concession contract assets - transmission	[2],[3]		383		313
TOTAL NON-CURRENT			383		313
TOTAL ASSETS			598		483
CURRENT LIABILITIES
Taxes payable	[4]		52		44
Others
Total current liabilities			52		44
NON-CURRENT LIABILITIES
Taxes payable	[4]		226		219
Deferred income tax and social contribution tax (4)	[5]		109		75
Others
Total non-current liabilities			335		294
TOTAL LIABILITIES			387		338
EQUITY
Retained earnings			212		145
Others
EQUITY ATTRIBUTABLE TO EQUITY HOLDERS OF THE PARENT			212		145
NON-CONTROLLING INTERESTS
TOTAL EQUITY			212		145
Restated [member]
CURRENT ASSET
Concession financial assets	[2]		891		890
Concession contract assets	[2],[3]		576		482
Others			8,887		26,594
TOTAL CURRENT	[6]		10,354		27,966
NON-CURRENT ASSETS
Concession financial assets	[2]		3,759		3,812
Concession contract assets - transmission	[2],[3]		2,499		2,427
Others			33,914		26,134
TOTAL NON-CURRENT	[6]		40,172		32,373
TOTAL ASSETS	[6]		50,526		60,339
CURRENT LIABILITIES
Taxes payable	[4]		411		453
Others			7,554		22,984
Total current liabilities	[6]		7,965		23,437
NON-CURRENT LIABILITIES
Taxes payable			227	[6]	249	[6]	249
Deferred income tax and social contribution tax (4)	[5]		770		803
Others			25,461		19,766
Total non-current liabilities	[6]		26,458		20,818
TOTAL LIABILITIES	[6]		34,423		44,255
EQUITY
Retained earnings			212	[6]	145	[6]	R$ 6,362
Others			15,887		14,579
EQUITY ATTRIBUTABLE TO EQUITY HOLDERS OF THE PARENT			16,099		14,724
NON-CONTROLLING INTERESTS	[6]		4		1,360
TOTAL EQUITY			R$ 16,103		R$ 16,084

[1]	See note 2.8.
[2]	Reclassification of the financial portion of the national grid ('RBSE') asset to contract asset, since its consideration was included into the remuneration base, and, thus, it is subjected to the efficiency mechanisms applied to the operation and maintenance performance obligation.
[3]	Recognition of the profit margin associated to the performance obligation to construct and upgrade the transmission infrastructure, as well as the interest revenue resulting from the financing component in the contract asset and the result of the periodic tariff revision.
[4]	Effects of PIS/Pasep and Cofins over contract revenues.
[5]	Deferral of income tax and social contribution tax over the adjustments.
[6]	For further details of restatement of comparative balances, see Note 2.8